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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         KKR Asset Management LLC
                 ----------------------------------
   Address:      555 California Street, 50th Floor
                 ----------------------------------
                 San Francisco, CA 94104
                 ----------------------------------

Form 13F File Number: 28-
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Nicole Macarchuk
         -------------------------------
Title:   General Counsel
         -------------------------------
Phone:   (415) 315-6538
         -------------------------------

Signature, Place, and Date of Signing:

         /s/ Nicole Macarchuk         San Francisco, CA    February 14, 2012
   -------------------------------    -----------------    -----------------
             [Signature]                [City, State]            [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      1
                                        --------------------

Form 13F Information Table Entry Total: 46
                                        --------------------

Form 13F Information Table Value Total: $267,292
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.       Form 13F File Number         Name

    1         28-13533                     Kohlberg Kravis Roberts & Co. L.P.
    ------       -----------------         ----------------------------------

                           FORM 13F INFORMATION TABLE
                            KKR ASSET MANAGEMENT LLC
                       FOR QUARTER ENDED DECEMBER 31, 2011

                                                                                                                Voting Authority
                                                   Value (x                  SH/ Put/  Investment   Other       ----------------
Name of Issuer          Title of Class    CUSIP     $1000)   Shrs or prn amt PRN Call  Discretion  Managers Sole     Shared     None
--------------          --------------    -----     ------   --------------- --- ----  ----------  -------- ----     ------     ----
3M CO                  COM              88579Y101  2,852     34,900          SH       SHARED-OTHER 1             34,900
AMAZON COM INC         COM              023135106  4,812     27,800          SH       SHARED-OTHER 1             27,800
AMERICAN TOWER CORP    CL A             029912102  9,476     157,900         SH       SHARED-OTHER 1             157,900
AMGEN INC              COM              031162100  1,490     23,200          SH       SHARED-OTHER 1             23,200
ANHEUSER-BUSCH INEV
 SA/NV                 SPONSORED ADR    03524A108  5,806     95,200          SH       SHARED-OTHER 1             95,200
APPLE INC              COM              37833100   6,399     15,800          SH       SHARED-OTHER 1             15,800
BAKER HUGHES INC       COM              057224107  3,030     62,300          SH       SHARED-OTHER 1             62,300
BEAM INC               COM              073730103  3,683     71,900          SH       SHARED-OTHER 1             71,900
BERKSHIRE HATHWAY INC
 DEL                   CL B NEW         084670702  9,103     119,300         SH       SHARED-OTHER 1             119,300
BOEING CO              COM              097023105  8,377     114,200         SH       SHARED-OTHER 1             114,200
BROWN-FORMAN CORP      CL B             115637209  2,746     34,110          SH       SHARED-OTHER 1             34,110
CENOVUS ENERGY INC     COM              15135U109  6,066     179,300         SH       SHARED-OTHER 1             179,300
COOPER INDUSTRIES PLC  SHS              G24140108  2,821     52,100          SH       SHARED-OTHER 1             52,100
COSTCO WHSL CORP NEW   COM              221160K105 8,390     100,700         SH       SHARED-OTHER 1             100,700
CSX CORP               COM              126408103  11,591    550,400         SH       SHARED-OTHER 1             550,400

                                                                                                                Voting Authority
                                                   Value (x                  SH/ Put/  Investment   Other       ----------------
Name of Issuer          Title of Class    CUSIP     $1000)   Shrs or prn amt PRN Call  Discretion  Managers Sole     Shared     None
--------------          --------------    -----     ------   --------------- --- ----  ----------  -------- ----     ------     ----
CVS CAREMARK
 CORPORATION           COM              126650100  6,916     169,600         SH       SHARED-OTHER 1             169,600
DEERE & CO             COM              244199105  8,377     108,300         SH       SHARED-OTHER 1             108,300
E TRADE FINANCIAL CORP COM NEW          269246401  2,634     330,900         SH       SHARED-OTHER 1             330,900
ENBRIDGE INC           COM              29250N105  10,830    289,500         SH       SHARED-OTHER 1             289,500
EXPEDIA INC DEL        COM NEW          30212P303  4,127     142,200         SH       SHARED-OTHER 1             142,200
EXPRESS INC            COM              30219E103  2,164     108,505         SH       SHARED-OTHER 1             108,505
FORTUNE BRANDS  HOME &
 SEC IN                COM              34964C106  1,514     88,900          SH       SHARED-OTHER 1             88,900
FREEPORT-MCMORAN
 COPPER & GO           COM              35671D857  5,982     162,600         SH       SHARED-OTHER 1             162,600
GENERAL MTRS CO        COM              37045V100  6,966     343,640         SH       SHARED-OTHER 1             343,640
GENERAL MTRS CO        *W EXP 07/10/201 37045V118  3,664     312,401         SH       SHARED-OTHER 1             312,401
GENERAL MTRS CO        *W EXP 07/10/201 37045V126  2,443     312,401         SH       SHARED-OTHER 1             312,401
GENERAL MTRS CO        JR PFD CNV SRB   37045V209  29,684    866,700         SH       SHARED-OTHER 1             866,700
HSN INC                COM              404303109  5,489     151,370         SH       SHARED-OTHER 1             151,370
ISHARES TR             HIGH YLD CORP    464288513  1,158     12,950          SH       SHARED-OTHER 1             12,950
LIBERTY INTERACTIVE
 CORPORAT              INT COM SER A    53071M104  5,836     359,904         SH       SHARED-OTHER 1             359,904
MARATHON OIL CORP      COM              565849106  3,337     114,000         SH       SHARED-OTHER 1             114,000
MEADWESTVACO CORP      COM              583334107  10,192    340,300         SH       SHARED-OTHER 1             340,300

                                                                                                                Voting Authority
                                                   Value (x                  SH/ Put/  Investment   Other       ----------------
Name of Issuer          Title of Class    CUSIP     $1000)   Shrs or prn amt PRN Call  Discretion  Managers Sole     Shared     None
--------------          --------------    -----     ------   --------------- --- ----  ----------  -------- ----     ------     ----
METROPCS
 COMMUNICATIONS INC    COM              591708102  3,007     346,400         SH       SHARED-OTHER 1             346,400
MGM RESORTS
 INTERNATIONAL         COM              552953101  1,116     107,000         SH       SHARED-OTHER 1             107,000
MICRON TECHNOLOGY INC  COM              595112103  8,806     1,400,000       SH  CALL SHARED-OTHER 1             1,400,000
NOBLE CORPORATION BAAR NAMEN-AKT        H5833N103  2,705     89,500          SH       SHARED-OTHER 1             89,500
OMNICARE INC           COM              681904108  5,374     156,000         SH       SHARED-OTHER 1             156,000
PRECISION CASTPARTS
 CORP                  COM              740189105  13,793    83,700          SH       SHARED-OTHER 1             83,700
ROWAN COS INC          COM              779382100  2,769     91,300          SH       SHARED-OTHER 1             91,300
SCHLUMBERGER LTD       COM              806857108  2,924     42,800          SH       SHARED-OTHER 1             42,800
SPDR SERIES TRUST      BRCLYS YLD ETF   78464A417  1,461     38,000          SH       SHARED-OTHER 1             38,000
TRIPADVISOR INC        COM              896945201  1,683     66,750          SH       SHARED-OTHER 1             66,750
WABCO HLDGS INC        COM              92927K102  7,135     164,400         SH       SHARED-OTHER 1             164,400
WALTER ENERGY          COM              93317Q105  4,136     68,300          SH       SHARED-OTHER 1             68,300
WYNDHAM WORLDWIDE CORP COM              98310W108  6,790     179,500         SH       SHARED-OTHER 1             179,500
YAHOO INC              COM              984332106  7,638     473,500         SH       SHARED-OTHER 1             473,500